Significant Events in the Reporting Period (Tables)	9 Months Ended
Sep. 30, 2024
Significant Events in the Reporting Period [Abstract]
Schedule of Israeli Share Option Plan
Dividend yield (%)
Expected volatility of the share prices (%)	33%-129%
Risk-free interest rate (%)	3.74%-4.87%
Contractual term of up to (years)	6.5
Exercise multiple	1
Weighted average share prices (NIS)	20.82-22.77
Expected average forfeiture rate (%)	5.5%-8.50%
Dividend yield (%)	-
Expected volatility of the share prices (%)	42%-97%
Risk-free interest rate (%)	3.04%-6.11%
Contractual term of up to (years)	6.5
Exercise multiple	1
Weighted average share prices (USD)	5.88-6.3
Expected average forfeiture rate (%)	5.5%-8.50%